INVESCO FUNDS                                       INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, Colorado  80237
                                                    Post Office Box 173706
                                                    Denver, Colorado  80217-3706
                                                    Telephone: 303-930-6300

May 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      INVESCO Treasurer's Series Trust
         1933 Act No. 033-19862
         1940 Act No. 811-5460
         CIK No. 0000828806

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Treasurer's Series Trust (the "Trust"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for its two active series, INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund and Statement of Additional Information for filing under Rule 497(j), does not differ from that contained in the Post-Effective Amendment No. 19 under the Securities Act of 1933 and
Amendment No. 23 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on April 30, 1998. This Post-Effective Amendment became effective April 30, 1998.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ Glen A. Payne

Glen A. Payne
Senior Vice President, Secretary
    and General Counsel